Interest Income and Expense (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Summary of Interest Income and Expense by Basis of Accounting Classification

The following table presents interest income and interest expense by basis of accounting measurement. Please refer to Note 2 of the 2018 Annual Consolidated Financial Statements for the type of instruments measured at amortized cost and FVOCI.

(millions of Canadian dollars)		For the three months ended
	April 30, 2019		April 30, 2018
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$7,289	$2,823	$6,214	$2,157

Measured at FVOCI	1,265	–	1,096	–
	8,554	2,823	7,310	2,157

Not measured at amortized cost or FVOCI[1]	1,719	1,578	1,299	1,054
Total	$10,273	$4,401	$8,609	$3,211

		For the six months ended
	April 30, 2019		April 30, 2018
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$14,669	$5,751	$12,274	$4,107

Measured at FVOCI	2,570	–	2,137	–
	17,239	5,751	14,411	4,107

Not measured at amortized cost or FVOCI[1]	3,578	3,334	2,506	1,982
Total	$20,817	$9,085	$16,917	$6,089

[1]	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at fair value through profit or loss and equities designated at FVOCI.